Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 135,099	$ 54,947
Time deposits	189,544	265,936
Repurchase agreements	35,439	22,078
Total cash and cash equivalents	360,082	342,961
Restricted cash	55,441	26,250
Total cash ,cash equivalents, and restricted cash	$ 415,523	$ 369,211	$ 348,253	$ 307,127